BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 39.6%
Australia - 4.3%
Australia Government Bond	5.750%	7/15/22	66,550,000	AUD	$50,265,571	(a)
New South Wales Treasury Corp.	4.000%	4/20/23	14,375,000	AUD	11,016,187
Queensland Treasury Corp.	4.250%	7/21/23	28,885,000	AUD	22,399,750	(a)
Western Australian Treasury Corp.	6.000%	10/16/23	30,940,000	AUD	24,991,706

Total Australia					108,673,214

Brazil - 2.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	301,200,000	BRL	53,938,307
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	76,165,000	BRL	13,379,424

Total Brazil					67,317,731

China - 2.9%
China Government Bond	3.810%	9/14/50	449,070,000	CNH	73,936,028

Colombia - 3.6%
Colombian TES, Bonds	6.250%	11/26/25	133,300,000,000	COP	35,078,385
Colombian TES, Bonds	6.000%	4/28/28	218,600,000,000	COP	54,039,617

Total Colombia					89,118,002

Indonesia - 0.7%
Indonesia Treasury Bond	8.750%	2/15/44	218,400,000,000	IDR	17,987,772

Malaysia - 3.7%
Malaysia Government Bond	3.882%	3/10/22	138,750,000	MYR	33,446,123
Malaysia Government Bond	3.480%	3/15/23	116,400,000	MYR	28,399,676
Malaysia Government Bond	3.955%	9/15/25	42,105,000	MYR	10,530,669
Malaysia Government Bond	3.899%	11/16/27	84,200,000	MYR	20,909,807

Total Malaysia					93,286,275

Mexico - 8.9%
Mexican Bonos, Bonds	8.000%	11/7/47	495,500,000	MXN	24,221,699
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,149,300,000	MXN	59,621,262
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,236,200,000	MXN	63,839,221
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,542,900,000	MXN	74,038,272

Total Mexico					221,720,454

Russia - 0.5%
Russian Federal Bond - OFZ	7.650%	4/10/30	859,000,000	RUB	12,173,068

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 4.9%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,128,000,000	ZAR	$48,977,690
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	1,335,000,000	ZAR	73,059,640

Total South Africa					122,037,330

South Korea - 7.4%
Korea Treasury Bond, Senior Notes	2.000%	6/10/31	162,080,000,000	KRW	133,806,872
Korea Treasury Bond, Senior Notes	1.875%	3/10/51	64,210,000,000	KRW	50,188,707

Total South Korea					183,995,579

TOTAL SOVEREIGN BONDS (Cost - $1,172,802,674)					990,245,453

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 35.5%
U.S. Government Obligations - 35.5%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.090%	7/31/22	60,490,000		60,519,525	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.090%	10/31/22	197,620,000		197,718,816	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.084%	1/31/23	446,350,000		446,573,371	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.034%)	0.069%	4/30/23	64,450,000		64,467,149	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.029%)	0.064%	7/31/23	118,900,000		118,914,382	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $887,972,020)					888,193,243

CORPORATE BONDS & NOTES - 20.7%
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 2.3%
General Motors Co., Senior Notes	6.800%	10/1/27	8,090,000		10,109,570
General Motors Co., Senior Notes	6.250%	10/2/43	9,745,000		13,145,667
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.200%)	1.250%	11/17/23	32,535,000		33,085,296	(b)

TOTAL CONSUMER DISCRETIONARY					56,340,533

ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	1,740,000		1,853,278
Hess Corp., Senior Notes	5.800%	4/1/47	7,215,000		9,418,568
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	12,100,000		12,083,060
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	7,780,000		7,463,160

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	5,635,000	$5,539,374
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	33,775,000	32,027,650

TOTAL ENERGY				68,385,090

FINANCIALS - 12.5%
Banks - 6.9%
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.730%	3/10/23	41,775,000	42,094,625	(b)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.600%	9/15/23	45,475,000	45,804,338	(b)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.850%	3/17/23	34,240,000	34,556,466	(b)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.400%)	0.450%	7/7/25	51,070,000	51,176,131	(b)(c)(d)

Total Banks				173,631,560

Capital Markets - 2.2%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	0.881%	2/23/23	54,735,000	55,183,246	(b)

Consumer Finance - 0.8%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	0.721%	11/5/21	19,000,000	19,001,146	(b)

Insurance - 2.6%
Athene Global Funding, Senior Secured Notes (SOFR + 0.700%)	0.750%	5/24/24	40,350,000	40,568,361	(b)(c)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.620%	1/13/23	24,250,000	24,388,901	(b)(c)

Total Insurance				64,957,262

TOTAL FINANCIALS				312,773,214

INDUSTRIALS - 3.2%
Aerospace & Defense - 2.0%
Boeing Co., Senior Notes	5.705%	5/1/40	6,580,000	8,371,892
Boeing Co., Senior Notes	5.805%	5/1/50	16,030,000	21,405,136
Boeing Co., Senior Notes	3.950%	8/1/59	8,550,000	8,794,554
Boeing Co., Senior Notes	5.930%	5/1/60	8,450,000	11,566,245

Total Aerospace & Defense				50,137,827

Machinery - 1.2%
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.150%)	0.200%	11/17/22	30,385,000	30,396,261	(b)

TOTAL INDUSTRIALS				80,534,088

TOTAL CORPORATE BONDS & NOTES (Cost - $496,181,295)				518,032,925

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 1.4%
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	6,860,000		$7,012,153
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.004%	10/15/36	5,642,229		5,658,605	(b)(c)
Commercial Mortgage Trust, 2015-3BP A	3.178%	2/10/35	3,705,000		3,932,472	(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.064%	5/15/36	3,350,000		3,363,544	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 M2 (1 mo. USD LIBOR + 1.650%)	1.736%	4/25/43	3,917,657		3,929,502	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	4.986%	11/25/24	928,419		964,021	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.286%	1/25/30	4,398,772		4,499,642	(b)
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	4,568,581	EUR	4,942,150	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $34,343,313)					34,302,089

ASSET-BACKED SECURITIES - 0.1%
Towd Point Mortgage Trust, 2017-6 A2 (Cost - $3,258,719)	3.000%	10/25/57	3,355,000		3,513,929	(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,594,558,021)					2,434,287,639

			SHARES
SHORT-TERM INVESTMENTS - 2.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $67,250,919)	0.010%		67,250,919		67,250,919	(f)

TOTAL INVESTMENTS - 100.0% (Cost - $2,661,808,940)					2,501,538,558
Liabilities in Excess of Other Assets - (0.0)%††					(1,061,257)

TOTAL NET ASSETS - 100.0%					$2,500,477,301

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $67,250,919 and the cost was $67,250,919 (Note 2).

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
KRW	— South Korean Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	433	12/21	$84,973,245	$82,730,063	$2,243,182

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	2,740,000,000	USD	3,820,626	HSBC Securities Inc.	10/1/21	$(441,548)
CLP	5,990,000,000	USD	8,310,626	HSBC Securities Inc.	10/1/21	(923,518)
USD	11,053,431	CLP	8,730,000,000	HSBC Securities Inc.	10/1/21	287,246
THB	222,700,000	USD	6,831,288	HSBC Securities Inc.	10/7/21	(249,794)
USD	6,614,197	THB	222,700,000	HSBC Securities Inc.	10/7/21	32,702
CLP	61,700,000,000	USD	85,252,788	HSBC Securities Inc.	10/8/21	(9,210,343)
USD	6,291,682	CLP	5,000,000,000	HSBC Securities Inc.	10/8/21	129,410
PLN	257,990,000	USD	67,187,520	Citibank N.A.	10/13/21	(2,322,495)
USD	7,557,135	PLN	29,700,000	Citibank N.A.	10/13/21	89,825
MYR	23,300,000	USD	5,606,352	Barclays Bank PLC	10/15/21	(44,719)
BRL	19,400,000	USD	3,674,938	HSBC Securities Inc.	10/20/21	(123,882)
BRL	212,950,000	USD	40,139,863	HSBC Securities Inc.	10/20/21	(1,160,609)
USD	3,520,878	BRL	18,930,000	HSBC Securities Inc.	10/20/21	55,852
PLN	367,230,000	USD	94,952,812	JPMorgan Chase & Co.	10/21/21	(2,623,374)
CLP	24,640,000,000	USD	32,402,720	HSBC Securities Inc.	10/22/21	(2,078,968)
EUR	173,000,000	USD	204,494,650	Barclays Bank PLC	10/26/21	(4,001,878)
USD	76,112,087	EUR	65,660,000	Barclays Bank PLC	10/26/21	17,547
EUR	2,200,000	USD	2,596,480	Goldman Sachs Group Inc.	10/26/21	(46,861)
EUR	4,500,000	USD	5,317,847	JPMorgan Chase & Co.	10/26/21	(102,717)
USD	5,969,507	EUR	5,100,000	JPMorgan Chase & Co.	10/26/21	59,027
PLN	313,400,000	USD	80,680,663	Citibank N.A.	10/27/21	(1,886,005)
PLN	22,700,000	USD	5,850,185	UBS Securities LLC	10/27/21	(142,978)
PLN	26,400,000	USD	6,831,777	UBS Securities LLC	10/27/21	(194,320)
IDR	84,360,000,000	USD	5,799,413	JPMorgan Chase & Co.	10/28/21	78,641
IDR	93,910,000,000	USD	6,558,281	JPMorgan Chase & Co.	10/28/21	(14,800)
IDR	93,930,000,000	USD	6,566,465	JPMorgan Chase & Co.	10/28/21	(21,590)
IDR	94,140,000,000	USD	6,592,437	JPMorgan Chase & Co.	10/28/21	(32,930)
IDR	128,520,000,000	USD	8,989,927	JPMorgan Chase & Co.	10/28/21	(34,883)
IDR	160,210,000,000	USD	11,208,983	JPMorgan Chase & Co.	10/28/21	(45,836)
IDR	186,700,000,000	USD	12,907,017	JPMorgan Chase & Co.	10/28/21	101,906
IDR	187,460,000,000	USD	13,127,451	JPMorgan Chase & Co.	10/28/21	(65,572)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	81,728,185	IDR	1,201,200,000,000	JPMorgan Chase & Co.	10/28/21	$(1,969,290)
COP	48,775,000,000	USD	12,536,305	JPMorgan Chase & Co.	10/29/21	246,253
USD	2,613,240	COP	9,900,000,000	JPMorgan Chase & Co.	10/29/21	18,729
USD	17,544,198	COP	68,175,000,000	JPMorgan Chase & Co.	10/29/21	(322,554)
USD	32,792,349	COP	127,900,000,000	JPMorgan Chase & Co.	10/29/21	(726,647)
USD	43,621,733	COP	170,000,000,000	JPMorgan Chase & Co.	10/29/21	(930,491)
KRW	78,070,000,000	USD	66,930,720	Citibank N.A.	11/1/21	(1,030,419)
USD	13,552,130	KRW	15,650,000,000	Citibank N.A.	11/1/21	341,682
USD	27,578,021	KRW	31,830,000,000	Citibank N.A.	11/1/21	709,741
USD	28,063,269	KRW	32,220,000,000	Citibank N.A.	11/1/21	865,783
USD	51,772,651	KRW	59,800,000,000	Citibank N.A.	11/1/21	1,294,387
USD	66,534,852	KRW	77,060,000,000	Citibank N.A.	11/1/21	1,487,110
NOK	258,400,000	USD	29,314,335	Citibank N.A.	11/2/21	237,675
NOK	887,600,000	USD	100,184,545	Citibank N.A.	11/2/21	1,326,153
USD	55,448,687	NOK	480,600,000	Citibank N.A.	11/2/21	484,693
USD	76,074,369	NOK	662,200,000	Citibank N.A.	11/2/21	341,625
NOK	31,500,000	USD	3,669,518	Goldman Sachs Group Inc.	11/2/21	(67,009)
USD	4,035,439	NOK	34,700,000	Goldman Sachs Group Inc.	11/2/21	66,961
THB	222,700,000	USD	6,609,289	HSBC Securities Inc.	11/8/21	(29,117)
THB	279,300,000	USD	8,440,617	HSBC Securities Inc.	11/8/21	(188,070)
CLP	25,325,000,000	USD	33,009,215	HSBC Securities Inc.	11/10/21	(1,898,186)
HUF	8,850,000,000	USD	28,844,038	HSBC Securities Inc.	11/10/21	(362,872)
RUB	2,822,000,000	USD	37,351,263	Citibank N.A.	11/15/21	1,096,507
USD	3,540,670	RUB	259,000,000	Citibank N.A.	11/15/21	11,977
USD	25,431,055	RUB	1,868,000,000	Citibank N.A.	11/15/21	(19,134)
USD	5,309,115	ZAR	79,000,000	Barclays Bank PLC	11/17/21	97,699
USD	118,886,436	ZAR	1,766,700,000	HSBC Securities Inc.	11/17/21	2,342,032
ZAR	690,600,000	USD	45,718,235	HSBC Securities Inc.	11/17/21	(161,227)
USD	68,452,992	CNH	446,690,000	HSBC Securities Inc.	11/18/21	(553,737)
HUF	18,720,000,000	USD	62,372,972	HSBC Securities Inc.	11/19/21	(2,150,855)
HUF	760,000,000	USD	2,557,722	Morgan Stanley & Co. Inc.	11/19/21	(112,807)
USD	10,373,291	MXN	211,000,000	Citibank N.A.	11/22/21	231,984
MXN	116,000,000	USD	5,788,303	Goldman Sachs Group Inc.	11/22/21	(212,987)
USD	3,524,592	MXN	72,000,000	Goldman Sachs Group Inc.	11/22/21	64,051

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,813,058	MXN	138,000,000	Goldman Sachs Group Inc.	11/22/21	$180,355
USD	51,762,016	MXN	1,071,100,000	HSBC Securities Inc.	11/22/21	281,665
GBP	96,600,000	USD	133,613,739	Citibank N.A.	11/23/21	(3,451,164)
USD	22,957,396	GBP	16,720,000	Citibank N.A.	11/23/21	428,221
USD	109,606,144	GBP	79,880,000	Citibank N.A.	11/23/21	1,972,743
JPY	13,720,000,000	USD	125,293,943	Citibank N.A.	12/7/21	(1,948,710)
CLP	37,490,000,000	USD	47,675,668	HSBC Securities Inc.	12/7/21	(1,727,354)
JPY	280,000,000	USD	2,548,317	HSBC Securities Inc.	12/7/21	(31,067)
AUD	103,640,000	USD	76,484,662	JPMorgan Chase & Co.	12/8/21	(1,534,281)
USD	105,931,214	AUD	146,330,000	JPMorgan Chase & Co.	12/8/21	108,276
THB	269,400,000	USD	8,038,672	HSBC Securities Inc.	12/9/21	(79,780)
RUB	200,000,000	USD	2,662,761	Citibank N.A.	12/15/21	44,881
RUB	250,000,000	USD	3,400,204	Citibank N.A.	12/15/21	(15,651)
RUB	4,110,000,000	USD	54,227,359	Citibank N.A.	12/15/21	1,414,697
CLP	4,100,000,000	USD	5,235,602	HSBC Securities Inc.	12/17/21	(214,947)
CLP	8,730,000,000	USD	10,993,162	HSBC Securities Inc.	12/17/21	(302,840)
CLP	24,050,000,000	USD	30,571,904	HSBC Securities Inc.	12/17/21	(1,121,475)

Total						$(30,384,255)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

10

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$990,245,453	—	$990,245,453
U.S. Government & Agency Obligations	—	888,193,243	—	888,193,243
Corporate Bonds & Notes	—	518,032,925	—	518,032,925
Collateralized Mortgage Obligations	—	34,302,089	—	34,302,089
Asset-Backed Securities	—	3,513,929	—	3,513,929

Total Long-Term Investments	—	2,434,287,639	—	2,434,287,639

Short-Term Investments†	$67,250,919	—	—	67,250,919

Total Investments	$67,250,919	$2,434,287,639	—	$2,501,538,558

Other Financial Instruments:
Futures Contracts††	$2,243,182	—	—	$2,243,182
Forward Foreign Currency Contracts††	—	$16,548,036	—	16,548,036

Total Other Financial Instruments	$2,243,182	$16,548,036	—	$18,791,218

Total	$69,494,101	$2,450,835,675	—	$2,520,329,776

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$46,932,291	—	$46,932,291

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

12

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$598,303,624	598,303,624	$531,052,705	531,052,705	—	$2,233	—	$67,250,919

13